ACCOUNTS RECEIVABLE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ACCOUNTS RECEIVABLE
Billed receivable	$ 106,882	$ 43,143
Unbilled receivable	140,197	22,272
Accounts receivable, gross	247,079	65,415
Less: Allowance for doubtful accounts	16,386	4,002	3,698
Accounts receivable, net	230,693	61,413
Activities in the allowance for doubtful accounts
Balance at the beginning of the year	4,002	3,698	220
Acquired as a result of merger with VanceInfo	10,197
Allowance for doubtful accounts	5,153	477	3,597
Write off	(2,751)	(388)	(126)
Foreign currency translation adjustments	(215)	215	7
Balance at the end of the year	$ 16,386	$ 4,002	$ 3,698